Note 3 - Investment Securities Available for Sale - Gross Unrealized Losses and Fair Value (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Less than Twelve Months, Fair Value	$ 7,264	$ 36,925
Less than Twelve Months, Gross Unrealized Losses	(81)	(699)
Twelve Months or Greater, Fair Value	15,554	5,754
Twelve Months or Greater, Gross Unrealized Losses	(315)	(184)
Total, Fair Value	22,818	42,679
Total, Gross Unrealized Losses	(396)	(883)
US Government Agencies Debt Securities [Member]
Less than Twelve Months, Fair Value	557	3,803
Less than Twelve Months, Gross Unrealized Losses	(4)	(47)
Twelve Months or Greater, Fair Value	4,036	1,316
Twelve Months or Greater, Gross Unrealized Losses	(67)	(49)
Total, Fair Value	4,593	5,119
Total, Gross Unrealized Losses	(71)	(96)
US States and Political Subdivisions Debt Securities [Member] | Tax Exempt [Member]
Less than Twelve Months, Fair Value	1,009	23,554
Less than Twelve Months, Gross Unrealized Losses	(6)	(522)
Twelve Months or Greater, Fair Value	2,784	0
Twelve Months or Greater, Gross Unrealized Losses	(32)
Total, Fair Value	3,793	23,554
Total, Gross Unrealized Losses	(38)	(522)
US States and Political Subdivisions Debt Securities [Member] | Taxable [Member]
Less than Twelve Months, Fair Value		502
Less than Twelve Months, Gross Unrealized Losses		(4)
Twelve Months or Greater, Fair Value
Twelve Months or Greater, Gross Unrealized Losses
Total, Fair Value		502
Total, Gross Unrealized Losses		(4)
Mortgage-backed Securities, Issued by US Government Sponsored Enterprises [Member]
Less than Twelve Months, Fair Value	5,698	9,066
Less than Twelve Months, Gross Unrealized Losses	(71)	(126)
Twelve Months or Greater, Fair Value	8,734	4,438
Twelve Months or Greater, Gross Unrealized Losses	(216)	(135)
Total, Fair Value	14,432	13,504
Total, Gross Unrealized Losses	$ (287)	$ (261)